Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Intangible assets, net

Note 15 – Intangible assets, net

	December 31, 2014
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount
Franchise agreement	$857	-	$(857)	-
Brand name	274	-	(274)	-
Customer relations	6,558	9yrs	(1,088)	5,470
Licenses	147	3.6yrs	(89)	58

Total	$7,836		$(2,308)	$5,528

	December 31, 2013
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount
Franchise agreement	$857	0.3yrs	$(815)	$42
Brand name	274	0.3yrs	(258)	16
Customer relations	6,562	10yrs	(486)	6,076
Licenses	147	4.6yrs	(78)	69

Total	$7,840		$(1,637)	$6,203

The expected intangible assets amortization expenses for each of the next five years and thereafter is as follows:

2015	$665
2016	665
2017	665
2018	664
2019 and thereafter	2,869
$5,528

Aggregate amortization expense for amortizing intangible assets was $241, $424 and $671 for the years ended December 31, 2012, 2013 and 2014, respectively.